Deposits for Acquisition - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 20, 2017 Member	Jul. 31, 2017 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)
Deposits For Acquisition [Line Items]
Number of members on board of directors	5
Payments of acquisition deposits			¥ 78,750	$ 11,952
Can-Achieve Beijing Education Consulting Limited
Deposits For Acquisition [Line Items]
Payments of acquisition deposits | ¥		¥ 78,750
Zhuhai Hengqin Bright Scholar Management Consulting Co Ltd
Deposits For Acquisition [Line Items]
Number of members on board of directors	2
Zhuhai Hengqin Bright Scholar Management Consulting Co Ltd | Can-Achieve Beijing Education Consulting Limited
Deposits For Acquisition [Line Items]
Percentage of equity interest acquired	21.00%